Stock Options:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock Option Note Disclosure [Text Block]
Note 10 – Stock Options:

Our Board of Directors adopted, and our stockholders approved, the 2013 Plan, which provided for the issuance of incentive awards of up to 7,000,000 shares of the Company’s common stock (until it was amended as provided below) to officers, key employees, consultants and directors. Upon the closing of the Reverse Merger, options to purchase an aggregate of 5,154,404 shares of the Company’s common stock were issued. Of these options: (a) 3,500,000 options were issued to founding stockholders and 54,404 were granted to a consultant, each with a term of ten years, exercisable at $1.75 per common share, 100% of these options vested on the date of grant; (b) 1,050,000 options were issued to four directors (or their affiliates) and 250,000 to a consultant with a term of ten years, exercisable at $1.00 per common share, which vest 20% per year for each of five years after the date of grant; and, (c) 300,000 options were granted to a consultant with a term of ten years, exercisable at $1.00 per common share which vested 20% on the date of grant and vest 20% per year over the next four years. These options were issued in conversion of options issued by Neurotrope BioScience on February 28, 2013.

On January 23, 2014, the Company issued, under the 2013 Plan, 300,000 options to three employees, each with a term of ten years, exercisable at $1.76 per common share. 125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year. On March 21, 2014, the Company issued, under the 2013 Plan, 30,000 options to one employee with a term of ten years, exercisable at $2.30 per common share and vests 20% per year commencing on March 31, 2015.

On July 16, 2014, the Company issued incentive stock options to purchase 50,000 shares of common stock under the 2013 Plan to one employee with a term of ten years, exercisable at $1.24 per common share which vest 20% per year commencing July 16, 2015.

On July 23, 2014, the Company’s Board, and on June 9, 2015, the stockholders, approved increasing the total shares available under the 2013 Plan by 3,000,000 to 10,000,000.

Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, until the grant is fully vested on July 23, 2018.

On September 12, 2014, the Board granted the Company’s Chief Executive Officer and Chairman non-qualified options to purchase 250,000 and 50,000 shares of the Company’s common stock, respectively, which have an exercise price of $0.60 per common share, are fully vested upon grant and have a term of ten years. Also, the Board granted 300,000 non-qualified stock options to a newly appointed director with a term of ten years, exercisable at $0.60 per common share and vesting daily over five years commencing September 12, 2014.

On March 19, 2015, the Company issued stock options to purchase 20,000 shares of the Company’s common stock to one employee with a term of ten years, exercisable at $1.17 per common share and vesting 20% per year commencing March 19, 2016. In addition, the Company issued stock options to purchase 50,000 shares of the Company’s common stock to one consultant with a term of ten years, exercisable at $1.17 per common share and vesting over four years beginning September 15, 2014. As of September 30, 2015, the consultant’s options terminated with no vested options exercised based upon the consultant not renewing its consulting agreement with the Company.

A summary of the Company’s stock option activity for the nine months ending September 30, 2015 is as follows:

	Options Outstanding	Weighted-Average Exercise Price
Outstanding at January 1, 2015	7,769,202	$1.40
Options granted	70,000	$1.17
Options forfeited	(101,250)	$(1.24)
Options exercised	0	0
Outstanding at September 30, 2015	7,737,952	$1.40
Options exercisable September 30, 2015	5,037,863	$1.48

The weighted-average remaining contractual term of options exercisable and outstanding at September 30, 2015 was approximately up to 7.8 and up to 8.2 years, respectively.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the nine months ended September 30, 2015 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 91.85%; Risk-free interest rate 1.98%; weighted average grant date fair value of $1.02 per common share. There is no current allowance for forfeitures.

The total stock option-based compensation recorded as operating expense was $387,227 and $930,873 for the nine months ended September 30, 2015 and 2014, respectively. All of the stock option-based compensation expense was classified as stock based compensation expense. On September 28, 2015, the Company’s Board of Directors amended options granted to all its officers and directors to reflect that all vested options expire at the end of the options term.

Note 10 – Stock Options:

Our Board of Directors adopted, and our stockholders approved, the 2013 Plan, which provides for the issuance of incentive awards of up to 7,000,000 shares of the Company’s common stock to officers, key employees, consultants and directors. Upon the closing of the Reverse Merger, options to purchase an aggregate of 5,154,404 shares of the Company’s common stock were issued. Of these options: (a) 3,500,000 options were issued to founding stockholders and 54,404 were granted to a consultant, each with a term of ten years, exercisable at $1.75 per common share, 100% of these options vested on the date of grant; (b) 1,050,000 options were issued to four directors (or their affiliates) and 250,000 to a consultant with a term of ten years, exercisable at $1.00 per common share, which vest 20% per year for each of five years after the date of grant; and, (c) 300,000 options were granted to a consultant with a term of ten years, exercisable at $1.00 per common share which vested 20% on the date of grant and vest 20% per year over the next four years. These options were issued in conversion of options issued by Neurotrope BioScience on February 28, 2013.

On January 23, 2014, the Company issued, under the 2013 Plan, 300,000 options to three employees, each with a term of ten years, exercisable at $1.76 per common share. 125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year. On March 21, 2014, the Company issued, under the 2013 Plan, 30,000 options to one employee with a term of ten years, exercisable at $2.30 per common share and vests 20% per year commencing on March 31, 2015.

On July 16, 2014, the Company issued incentive stock options to purchase 50,000 shares of common stock under the 2013 Plan to one employee with a term of ten years, exercisable at $1.24 per common share which vest 20% per year commencing July 16, 2015.

On July 23, 2014, the Company’s Board approved increasing the total shares available under the 2013 Plan by 3,000,000 to 10,000,000. The 3,000,000 additional shares will be issuable as non-qualified stock options, unless shareholder approval is sought and received.

Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11, being ten cents ($0.10) above the closing sales price of the common stock (or the closing bid, if no sales were reported) as listed on the OTC Market on July 23, 2014, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, such that 25% of the second 50,000 shall be vested on July 23, 2015 until the grant is fully vested on July 23, 2018.

On September 12, 2014, the Board granted the Company’s Chief Executive Officer and Chairman non-qualified options to purchase 250,000 and 50,000 shares of the Company’s common stock, respectively, which have an exercise price of $0.60 per common share, are fully vested upon grant and have a term of ten years. Also, the Board granted 300,000 non-qualified stock options to a newly appointed director with a term of ten years, exercisable at $0.60 per common share and vest daily over five years commencing September 12, 2014. The Company also granted incentive stock options to purchase 20,000 shares of the Company’s common stock to one employee with a term of ten years, exercisable at $0.60 per common share and vests 20% per year commencing September 12, 2015.

A summary of the Company’s stock option activity for the years ended December 31, 2014 and 2013 is as follows:

	Options	Weighted-Average
	Outstanding	Exercise Price
Outstanding at January 1, 2013	0	$0
Options granted	6,489,404	$1.47
Options granted	(239,452)	$(1.00)
Options exercised	0	0
Outstanding at December 31, 2014	6,249,952	$1.48
Options exercisable December 31, 2013	3,764,733	$1.71

Outstanding at December 31, 2013	6,249,952	$1.48
Options granted	2,350,000	$1.29
Options granted	(830,750)	$1.77
Options exercised	0	0
Outstanding at December 31, 2014	7,769,202	$1.40
Options exercisable December 31, 2014	4,546,603	$1.49

The weighted-average remaining contractual term of options exercisable and outstanding at December 31, 2014 was approximately 8.5 and 8.9 years, respectively.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the year ended December 31, 2014 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 90.56%; Risk-free interest rate 2.53%; weighted average grant date fair value of $0.77 per common share.

The total stock option-based compensation recorded as operating expense was approximately $1,203,000 and $3,123,000 for the years ended December 31, 2014 and 2013, respectively. All of the stock option-based compensation expense was classified as stock based compensation expense.